Regulatory matters	12 Months Ended
Dec. 31, 2012
Regulatory matters
7.	Regulatory matters

The Company’s regulated utility operating companies owned by Liberty Utilities are subject to regulation by the respective public utility commissions of the states in which they operate, and the FERC in some instances. The respective state public utility commissions have jurisdiction with respect to rate, service, accounting procedures, issuance of securities, acquisitions and other matters. These utilities operate under cost-of-service regulation as administered by these state authorities.

The utilities periodically file rate cases with their regulators. Rate cases seek to ensure that a particular facility has the opportunity to recover its operating costs and earn a fair and reasonable return on its capital investment as allowed by the regulatory authority under which the facility operates. Regulated utilities use a test year in the establishment of rates for the utility and pursuant to this method the determination of the rate of return on approved rate base and deemed capital structure, together with all reasonable and prudent costs, establishes the revenue requirement upon which each utility’s customer rates are determined.

Liberty Utilities monitors current and anticipated operating costs, capital investment and the rates of return in respect of each of its facility investments to determine the appropriate timing of a rate case filing in order to ensure it fully earns a rate of return on its investments.

Regulatory assets and liabilities consist of the following:

	2012	2011
Regulatory assets:
Environmental costs (a)	$59,789	$—
Pension and post-retirement benefits (b)	47,838	—
Storm costs deferral (c)	6,726	—
Deferred energy costs (d)	7,962	—
Derivative assets (e)	1,731	—
Rate case costs (f)	4,480	2,161
Alternative revenue program (g)	272	2,789
Asset retirement obligation (h)	1,095	—
Other	4,499	79

Total regulatory assets	$134,392	$5,029
Less current regulatory assets	(10,644)	(2,458)

Non-current regulatory assets	$123,748	$2,571

Regulatory liabilities
Cost of removal (i)	$58,852	$14,945
Rate-base offset (j)	15,541	—
Energy costs adjustment (d)	11,706	6,708
Pension and post-retirement benefits (b)	1,127	—
Derivative liabilities (e)	616	—
Other	273	—

Total regulatory liabilities	$88,115	$21,653
Less current regulatory liabilities	(6,065)	(2,469)

Non-current regulatory liabilities	$82,050	$19,184

(a)	Environmental remediation costs recovery: EnergyNorth is responsible for the cleanup of certain former gas manufacturing facilities. Actual expenditures are recovered through rates over a period of 7 years (see note 21 (a) (ii)).

(b)	Pension and post-retirement benefits: As part of a business acquisition, a regulatory asset or liability is set up for the amounts of pension and post-retirement benefits that have not yet been recognized in net periodic cost and were presented as accumulated comprehensive income prior to the acquisition. The portion currently recovered through rates is amortized over the future services years of the employees. The portion related to the current acquisitions which amounts to U.S. $43,484 was authorized by the Regulator as a regulatory asset and recovery is expected to start following the next rate case.

(c)	Storm costs: Granite State incurred repair costs resulting from certain storms, which are expected to be recovered through rates.

(d)	Deferred energy cost: The revenue of the electric and natural gas utilities include a component which is designed to recover the cost of electricity or natural gas through rates charged to customers. Under deferred energy accounting, to the extent actual natural gas and purchased power costs differ from natural gas and purchased power costs recoverable through current rates that difference is not recorded on the consolidated statement of operations but rather is deferred and recorded as a regulatory asset or liability on the balance sheet. These differences are reflected in adjustments to rates and recorded as an adjustment to cost of natural gas or electricity in future time periods, subject to regulatory review.

(e)	Derivatives: Derivatives are utilized to manage the price risk associated with natural gas purchasing activities. The gains and losses associated with these derivatives are recoverable through its deferred energy cost, as noted above, (note 24(b)(i)).

(f)	Rate case costs: The costs to file, prosecute and defend rate case applications are referred to as rate case costs. These costs are capitalized and amortized over the period of rate recovery granted by the regulator.

(g)	Alternative revenue program: In 2011, the regulator of one of Liberty Utilities’ utilities ordered to phase-in the rate increases it had granted over a 12 month period.

(h)	Asset retirement obligation: Asset retirement obligations incurred by the utilities are expected to be recovered through rates.

(i)	Cost of removal: The regulatory liability for cost of removal represents amounts that have been collected from ratepayers for costs that are expected to be incurred in the future to retire the utility plant.

(j)	Rate-base offset: The Regulator for the Midwest Gas Utilities imposed a rate base offset that would reduce the revenue requirement at future rate proceedings. The rate base offset declines on a straight-line basis over a period of ten years.

The Company records carrying charges on the regulatory balances related to energy costs, storm costs and rate adjustments. As recovery of regulatory assets is subject to regulatory approval, if there are any changes in regulatory positions that indicate recovery is not probable, the related cost would be charged to income in the period of such determination.